Margin loans payable - Additional information (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities		$ 1,249,999,800
Margin loans payable		317,722,438
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities		$ 1,249,999,800
Margin Loans Payable [Member]
Disclosure of detailed information about borrowings [line items]
Margin loans interest rate		6.625%
Margin loans payable	$ 0